Investment in affiliates and available-for-sale securities (Tables)	6 Months Ended
Jun. 30, 2019
INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES [Abstract]
Financial information of affiliate companies, balance sheet

	June 30, 2019	December 31, 2018
Balance Sheet	Navios Acquisition	Navios Acquisition
Cash and cash equivalents, including restricted cash	$41,962	$46,609
Current assets	120,358	103,978
Non-current assets	1,452,157	1,523,406
Current liabilities	120,241	92,159
Long- term debt including current portion, net	1,187,409	1,205,837
Non-current liabilities	1,095,757	1,154,873

Financial information of affiliate companies, income statement
	Six Month June 30, 2019	Six Month June 30, 2018
Income Statement	Navios Acquisition	Navios Acquisition
Revenue	$135,704	$87,629
Net loss	$(15,689)	$(46,534)
	Three Month June 30, 2019	Three Month June 30, 2018
Income Statement	Navios Acquisition	Navios Acquisition
Revenue	$58,585	$41,479
Net loss	$(16,550)	$(22,068)